Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	22-1032860
Plan Number	003
Fair Value	$ 73,264,176
Participant loan	1,383,424
Investment, Identifier [Axis]: Collective Trust, Stable Value Fund - Series 25053 - Class 0
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,459,159
Investment, Identifier [Axis]: Kearny Financial Corp, Employer Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	8,657,617
Investment, Identifier [Axis]: Mutual Funds, Growth Index
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	11,669,912
Investment, Identifier [Axis]: Mutual Funds, Mid Cap Index (Admiral)
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	5,368,918
Investment, Identifier [Axis]: Mutual Funds, REIT Index (Admiral)
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	957,166
Investment, Identifier [Axis]: Mutual Funds, Small Cap Index (Admiral)
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,852,869
Investment, Identifier [Axis]: Mutual Funds, Target Retirement 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,614,549
Investment, Identifier [Axis]: Mutual Funds, Target Retirement 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,189,535
Investment, Identifier [Axis]: Mutual Funds, Target Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,489,625
Investment, Identifier [Axis]: Mutual Funds, Target Retirement 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,453,470
Investment, Identifier [Axis]: Mutual Funds, Target Retirement 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,135,909
Investment, Identifier [Axis]: Mutual Funds, Target Retirement 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	3,030,736
Investment, Identifier [Axis]: Mutual Funds, Target Retirement 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,690,066
Investment, Identifier [Axis]: Mutual Funds, Target Retirement 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,363,070
Investment, Identifier [Axis]: Mutual Funds, Target Retirement 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,139,858
Investment, Identifier [Axis]: Mutual Funds, Target Retirement 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	391,194
Investment, Identifier [Axis]: Mutual Funds, Target Retirement 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	165,306
Investment, Identifier [Axis]: Mutual Funds, Target Retirement Income
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	953,799
Investment, Identifier [Axis]: Mutual Funds, Total Bond Market Index (Admiral)
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	1,644,207
Investment, Identifier [Axis]: Mutual Funds, Total International Stock Index (Admiral)
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,090,804
Investment, Identifier [Axis]: Mutual Funds, Value Index (Admiral)
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	2,790,578
Investment, Identifier [Axis]: Mutual Funds, Vanguard Institutional Index
EBP, Schedule of Asset Held for Investment [Line Items]
Fair Value	$ 8,772,405